(16) CONTRACT ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfContractAssetsLineItems [Line Items]
Balance at the beginning of the period
Reclassification from other assets	249,652
Adoption of IFRS 15 (note 3)		825,476
Additions	2,082,685	1,787,588
Transfer - intangible assets in service	(949,548)	(723,813)
Transfer - financial assets	(1,090,393)	(836,516)
Monetary adjustment	31,725
Cash inputs - RAP	(23,344)		R$ (15,677)
Disposal and transfer - other assets	(33,361)	(6,303)	(35,039)
Balance at the end of the period	1,347,210	1,046,433
Current	24,387
Noncurrent	1,322,822
Electricity Distribution [Member]
DisclosureOfContractAssetsLineItems [Line Items]
Balance at the beginning of the period
Adoption of IFRS 15 (note 3)		825,476
Additions	2,061,715	1,787,588
Transfer - intangible assets in service	(949,548)	(723,813)
Transfer - financial assets	(1,090,393)	(836,516)
Cash inputs - RAP
Disposal and transfer - other assets	(33,361)	(6,303)	(35,039)
Balance at the end of the period	1,068,207	1,046,433
Noncurrent	1,068,207
Electricity Transmission [Member]
DisclosureOfContractAssetsLineItems [Line Items]
Balance at the beginning of the period
Reclassification from other assets	249,652
Adoption of IFRS 15 (note 3)		(238,723)
Additions	20,970
Transfer - intangible assets in service
Transfer - financial assets
Monetary adjustment	31,725
Cash inputs - RAP	(23,344)		(15,677)
Disposal and transfer - other assets
Balance at the end of the period	279,003
Current	24,387
Noncurrent	R$ 254,616